Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
18.	SHAREHOLDERS’ EQUITY

Equity transactions in fiscal year 2024:

The Company completed the separation with Handshake, receiving back the 1,091 restricted ordinary shares owned by Handshake, which were canceled on March 4, 2024.

On March 6, 2024, the Company issued an aggregate number of 120,000 restricted ordinary shares to three independent directors on the Board of Directors, representing 60,000 restricted ordinary shares for their service performed in 2023 and 60,000 restricted ordinary shares for their service to be performed in 2024.

On May 7, 2024, the Company issued an aggregate number of 288,000 restricted ordinary shares to officers and certain employees for their service performed in 2023.

On July 2, 2024, the Company entered into an At the Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, its ordinary shares, par value $0.12 per share (the “Ordinary Shares”), through the Sales Agent in an “at the market offering” (the “ATM Offering”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, for an aggregate offering price of up to $10,862,168. For the period from July 2, 2024 to December 31, 2024, the Company issued 7,502,220 Ordinary Shares pursuant to the 2024 ATM offering for gross proceeds of $10,861,671. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $1.45 Pursuant to the ATM Agreement, a cash commission of $271,542 on the aggregate gross proceeds raised was paid to the Sales Agent in connection with its services under the AMT Agreement.

On September 3, 2024, the Company entered into a Marketing Services Agreement (the “Marketing Services Agreement”) with Outside the Box Capital Inc. (“OTB”), pursuant to which the Company agreed to issue $75,000 of restricted Ordinary Shares of the Company, calculated at the closing price as of September 3, 2024, to OTB as consideration for its services provided under the Marketing Services Agreement. On September 3, 2024, the Company issued 69,445 restricted Ordinary Shares of the Company to OTB.

Equity transactions in fiscal year 2023:

On January 31, 2023, the shareholders of the Company approved a 1 for 40 share consolidation of the Company’s authorized and issued ordinary shares whereby every forty shares were consolidated into one share (the “2023 share consolidation”). In addition, the par value of each ordinary share increased from $0.003 to $0.12. The financial statements and all share and per share amounts have been retroactively restated to reflect the Share Consolidation. On January 31, 2023, in addition to the 2023 share consolidation, the shareholders of the Company also approved:

●	a proposal to resolve fractional entitlements to the Company’s issued ordinary shares resulting from the 2023 share consolidation – under the proposal, fractional shares will be disregarded and will not be issued to the shareholders of the Company but all such fractional shares shall be redeemed in cash for the fair value of such fractional share, with fair value being defined as the closing price of the ordinary shares on a post-share consolidation basis on the applicable trading market on the first trading date of the Company’s ordinary shares following the effectiveness of the 2023 share consolidation; and

●	an increase in the Company’s authorized ordinary shares from 7,500,000 to 300,000,000.

The 2023 share consolidation was consummated under Cayman Islands law on January 31, 2023. Below is a reconciliation of the effect of the retroactive adjustments.

Consolidated Balance Sheets as of December 31, 2022

	Pre-share consolidation	Adjustments	Post-share consolidation
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000	(292,500,000)	7,500,000
Number of ordinary shares – issued and outstanding	64,770,529	(63,151,552)	1,618,977
Par value	$0.003	$0.117	$0.12

Consolidated Statements of Profit or Loss for the year ended December 31, 2022

	Pre-share consolidation	Adjustments	Post-share consolidation
Loss per share
Basic and diluted loss for the year attributable to ordinary equity holders of the Company	$(0.37)	$(14.60)	$(14.97)

Weighted average number of shares used in computation:
Basic and diluted	49,605,434	(48,365,582)	1,239,852

On February 17, 2023, a total of 2,339 fractional shares were canceled as a result of the share consolidation.

In connection with the restricted ordinary shares issued on June 16, 2022 as a deposit to acquire 100% of the equity interests in seven Kewei Group companies, such acquisition was terminated on September 13, 2022 (Note 22) and on February 13, a total of 243,000 shares were returned and cancelled.

In connection with an asset purchase agreement entered between the Company and Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) on December 21, 2022 to purchase certain of Shenzhen Kewei’s robot-related business assets in China (Note 1), on March 1, 2023, a total of 262,500 restricted ordinary shares were issued to the shareholders of Shenzhen Kewei.

In connection with the conversion of the convertible note with Streeterville Capital, LLC (“CVP”) (Note 14), the Company issued 172,000 restricted ordinary shares to CVP on April 19, 2023.

On May 5, 2023, the Company completed an underwritten public offering (“CMPO 1”) to issue 1,720,430 ordinary shares and an additional 258,064 ordinary shares for the exercise of an over-allotment option at the time of the closing at a public offering price of $4.65 per share for aggregate gross proceeds of approximately $9.2 million. On May 12, 2023, the Company completed another underwritten public offering (“CMPO 2”) to issue 2,580,600 ordinary shares and an additional 387,090 ordinary shares for the exercise of an over-allotment option at the time of the closing at a public offering price of $4.65 per share for aggregate gross proceeds of approximately $13.8 million.

In connection with the Loan Conversion Agreement with WK Venture, WK Venture agreed to convert the entire loan amount and accrued unpaid interest to the Company’s ordinary shares at a conversion price of $5.40 per share (Note 13). The Company issued 2,947,150 ordinary shares to WK Venture in October 2023.

A total of 128,901 warrants were exercised during the year ended December 31, 2023. No warrants were exercised subsequently from December 31, 2023 to the date of this report. As of December 31, 2023, the Company had an aggregate of 2,013,759 warrants issued and outstanding. On March 8, 2023, the Company issued a Notice regarding Adjustment of Exercise Price (for Public Warrants) after share consolidation to the Company’s public warrant holders. As a result of the share consolidation, the exercise price under the public warrant was proportionately increased from $0.16 to $6.40, the exercise price under the private warrant was proportionately increased from $0.18 to $7.20. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

Equity transactions in fiscal year 2022:

On June 16, 2022, a total of 3,780,000 shares were issued to acquire 100% of the equity interests in Beijing Wanjia. As a result of the 2023 share consolidation, consideration became a total of 94,500 shares issued.

On June 16, 2022, a total of 9,720,000 shares were issued as a deposit to acquire 100% of the equity interests in seven Kewei Group companies. On September 13, 2022, the Company and the shareholders of seven Kewei Group companies signed a termination agreement to terminate such acquisition. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares, which were returned and cancelled on February 13, 2023 (Note 22).

On May 24, 2022, a total of 113 shares were cancelled as per shareholders’ request. As a result of the 2023 share consolidation, the cancelled shares became 2 shares.

On April 8, 2022, the Company completed another private placement with certain investors that the Company agreed to sell to such investors an aggregate of 8,739,351 ordinary shares. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 218,484 shares.

On March 14, 2022, a total of 2,142,582 shares were issued to acquire 100% of the equity interests in Shenzhen GFAI and Guangzhou GFAI. As a result of the 2023 share consolidation, consideration became a total of 53,571 shares issued.

On February 25, 2022 and April 26, 2022, the Company issued 10,000 and 10,000 ordinary shares, respectively, totaling 20,000 ordinary shares to the vendor as compensation for serving the Company. As a result of the 2023 share consolidation, compensation expense became a total of 500 shares issued (Note 19).

On January 25, 2022, the Company granted and issued 260,000 restricted ordinary shares to certain employees under the Company’s 2022 Equity Incentive Plan. As a result of the 2023 share consolidation, the number of restricted ordinary shares issued to certain employees became a total of 6,500 shares (Note 19).

On January 20, 2022, the Company completed a private placement with certain investors to issue (i) 7,919,997 ordinary shares; and (ii) 11,879,993 ordinary shares issuable upon the exercise of warrants, at an exercise price of $1.30 per share. As a result of the 2023 share consolidation, ordinary shares issued to certain investors became a total of 197,999 shares the exercise price of warrants became $52 to purchase 1 share.

After the two private placements and the issuance of a convertible note (Note 14), the exercise price of both the Company’s IPO warrants which were issued on September 28, 2021 and private warrants which were issued on January 20, 2022, were adjusted to $0.16 and $0.18, respectively pursuant to the antidilution provisions of warrants. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

On July 12, 2022, the Company entered into warrant solicitation inducement letters with several investors that are existing holders of its warrants through the private placement on January 20, 2022 (“Private Warrants”) wherein the investors agreed to exercise 5,581,918 outstanding warrants to purchase an aggregate of 5,581,918 ordinary shares for cash, at an exercise price reduced by the Company from $1.15 per share to $0.238 per share. As a result of the 2023 share consolidation, the purchased ordinary shares became a total of 139,547 shares, the exercise price became $46 per share to $9.52 per share after the 2023 share consolidation adjustment. In consideration for the immediate exercise of the existing warrants for cash, the Company issued one-half (1/2) of an ordinary share for each warrant exercise. As a result, the exercising holders received approximately 2,790,959 ordinary shares as share consideration. As a result of the 2023 share consolidation, consideration became a total of 69,773 shares issued. The Company received aggregate net proceeds of approximately $1.23 million. As a result of the warrant exercise, the exercise price of the Company’s warrants issued through the initial public offering on September 28, 2021 (“Public Warrants”) were adjusted to $0.16 and the exercise price of the Company’s Private Warrants were adjusted to $0.18. As a result of the 2023 share consolidation, the exercise price was proportionately increased from $0.16 to $6.40 and from $0.18 to $7.20, respectively. If any holder exercises one warrant, one-40th (1/40) ordinary share will be received in cash (by Cash in Lieu), holders must exercise at least 40 warrants to receive 1 ordinary share.

Including the warrant solicitation inducement, a total of 8,195,641 warrants were exercised during the year ended December 31, 2022. 6,007,942 warrants were exercised subsequently from January 1, 2023 to the date of this report. As of December 31, 2022 and the date of this report, the Company has an aggregate of 8,021,701 and 2,013,759 warrants issued and outstanding, respectively.